LONGTERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of long-term investments
	Fair Value December 31,	Net Additions	Movements in foreign	Fair value adjustments	Fair Value December 31,
	2020		Exchange	for the period	2021
Talisker Resources Common Shares	$4,176	$-	$21	$(317)	$3,880
Silver Wolf Exploration Ltd. Common Shares	-	109	2	(52)	59
	$4,176	$109	$23	$(369)	$3,939